Note 16 - Equity Method Investments - Information on the Groups Share in Associates and Joint Ventures individually immaterial (Detail: Text Values) € in Millions, u-3 in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Information on the Groups Share in Associates and Joint Ventures individually immaterial [Abstract]
Number of associates Deutsche Bank Group holds interests	54	53
Number of jointly controlled entities Deutsche Bank Group holds interests	6	9
Investment in Huarong Rongde Asset Management Company Ltd
Dividends received	€ 0	€ 0
Impairment		73
Investment in Harvest Fund Management Co., LTD
Dividends received	€ 28	45
Impairment		€ 0